ULTIMUS MANAGERS TRUST

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

FILED VIA EDGAR

January 4, 2022

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:      Ultimus Managers Trust (the “Trust”)

Post-Effective Amendment No. 206 to the Registration Statement on Form N-1A

File Nos. 333-180308 and 811-22680

Ladies and Gentlemen:

This letter is being transmitted by the Trust, on behalf of its series, Blueprint Adaptive Growth Allocation Fund (the “Fund”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended.

Pursuant to Rule 497(j), and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information for the Fund that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 206 (SEC Accession No. 0001580642-21-006123) to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission on December 30, 2021.

Please direct any comments or questions to the undersigned at (513) 326-3557. Thank you.

Sincerely,

/s/ Khimmara Greer

Khimmara Greer

Secretary of the Trust